Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of convertible note

	At 31 December
In USD	2021	2020
Convertible Notes A	29,106,482	—
Convertible Notes B	45,500,000	—

	74,606,482	—

F-35